Note 14. Restructuring and Long-Lived Asset Impairment Charges (Notes)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND LONG-LIVED ASSET IMPAIRMENT CHARGES
RESTRUCTURING AND LONG-LIVED ASSET IMPAIRMENT CHARGES
Long-Lived Asset Impairment Charges
During the year ended December 31, 2014, we recognized long-lived asset impairment charges of $75.2 million. Charges resulted from the impairment of certain multicrystalline solar wafer manufacturing equipment due to market indications that fair value was less than carrying value, the impairment of certain solar module manufacturing equipment following the termination of a long-term lease arrangement with one of our suppliers and the impairment of power plant development arrangement intangible assets and construction in progress related to certain solar projects.
We recorded asset impairment charges of $18.1 million for the year ended December 31, 2012, primarily related to solar wafer assets.
The charges above are recognized as long-lived asset impairment charges in our consolidated statements of operations. Impairment charges were measured based on the amount by which the carrying value of these assets exceeded their estimated fair value after consideration of their future cash flows using management's assumptions (Level 3).
Restructuring Charges
2011 Global Plan
During the second half of 2011, the solar industry experienced a severe downturn. In December 2011, in order to better align our business to then current and expected market conditions in the solar markets as well as to improve our overall cost competitiveness and cash flows across all segments, we committed to a series of actions to reduce our global workforce, right size production capacity and accelerate operating cost reductions in 2012 and beyond (the “2011 Global Plan”). These actions included:

•	Reducing total workforce by approximately 900 persons worldwide, representing approximately 36% of our employees;

•	Reducing production capacity at our Portland, Oregon crystal facility and slowing the ramp of the Kuching, Malaysia wafering facility; and

•	Consolidating our solar wafering and renewable energy system operations into a single Renewable Energy Development business unit, effective January 1, 2012.
Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued January 1, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$5.7	$6.4	$(10.4)	$(1.0)	$0.7	$13.5	$13.5
Contract termination	81.7	(17.0)	(1.1)	1.4	65.0	64.7	64.7
Other	3.0	3.0	(5.2)	0.5	1.3	6.0	6.0
Total	$90.4	$(7.6)	$(16.7)	$0.9	$67.0	$84.2	$84.2

We entered into a letter of agreement on December 14, 2012 with SSL pertaining to a polysilicon supply agreement as a result of the shuttering of SSL's Merano, Italy polysilicon facility. The letter of agreement required us to reimburse SSL 57.9 million euro related to damages paid to suppliers and lost profits. As a result, we recorded approximately $75.7 million of expense within restructuring charges in the consolidated statement of operations for the year ended December 31, 2012. Similar to the 2012 agreement, in September 2013 we agreed to reimburse SSL for damages paid to suppliers and lost profits for 2013. As a result we recorded $62.9 million of expense within restructuring charges in the consolidated statement of operations for the year ended December 31, 2013. The restructuring charges related to the 2012 and 2013 agreements with SSL noted above are recorded within restructuring charges in the consolidated statement of operations with an offset to affiliate accounts payable, and thus are not reflected in the included tables. The offsetting restructuring reversals recorded by SSL are a component of (loss) income from discontinued operations, net of tax on the consolidated statement of operations.
Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued January 1, 2013	Year-to-date Restructuring Charges	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$0.7	$0.6	$(1.0)	$—	$—	$0.3	$14.1	$14.1
Contract termination	65.0	0.5	(1.1)	(34.8)	0.1	29.7	65.2	65.2
Other	1.3	0.4	—	(1.6)	—	0.1	6.4	6.4
Total	$67.0	$1.5	$(2.1)	$(36.4)	$0.1	$30.1	$85.7	$85.7

During the year ended December 31, 2013, $64.4 million of expense was recorded within restructuring charges in the consolidated statement of operations pertaining to the 2011 Global Plan, which primarily consisted of the $62.9 million charge from our September 2013 agreement with SSL discussed above.
In August 2013, we entered into a settlement agreement with ReneSola Singapore PTE. LTD (“ReneSola”) relating to the termination of the long-term polysilicon and long-term wafer supply agreement entered on June 9, 2010. This settlement agreement relieved each party of its remaining obligations. In relation to the supply agreement, we made a refundable deposit so that, in the event of a purchase shortfall during the term of the supply agreement, ReneSola could, pursuant to the terms of the supply agreement, apply any remaining deposits toward purchase shortfalls. Prior to the settlement agreement, there was approximately $34.8 million remaining in the refundable deposit. Since ReneSola was entitled to draw down on and retain the remainder of the refundable deposit upon execution of the settlement agreement, we reversed the remaining refundable deposit asset and corresponding customer deposit liability. There was no impact to the consolidated statements of operations as a result of this settlement agreement.
Details of the 2014 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2014
In millions	Accrued January 1, 2014	Year-to-date Restructuring Charges	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2014	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$0.3	$—	$(0.3)	$—	$—	$—	$14.1	$14.1
Contract termination	29.7	—	—	—	—	29.7	65.2	65.2
Other	0.1	—	—	—	(0.1)	—	6.4	6.4
Total	$30.1	$—	$(0.3)	$—	$(0.1)	$29.7	$85.7	$85.7

We recorded net restructuring charges related to the 2011 Global Plan of $14.4 million for the year ended December 31, 2014, due to an unfavorable settlement of a polysilicon supply agreement negotiated in 2013 with SSL, but settled during the first half of 2014. The unfavorable settlement with SSL was recorded within restructuring charges in the consolidated statement of operations with an offset to intercompany accounts payable, and thus is not reflected in the table above. An offsetting restructuring reversal recorded by SSL is a component of loss from discontinued operations, net of tax on the consolidated statement of operations.